Prepayments and other assets (Tables)	12 Months Ended
Mar. 31, 2024
Text Block One [Abstract]
Summary of Prepayment and Other Assets
Prepayment and other assets consist of the following:

	As at
	March 31, 2024	March 31, 2023
Current:
Service tax and other tax receivables	$2,467	$11,815
Employee receivables	1,551	2,184
Advances to suppliers	2,483	1,765
Prepaid expenses	15,221	13,209
Other assets	8,688	4,878

Total	$30,410	$33,851

Non-current:
Deposits	$12,753	$11,423
Income tax assets	13,931	15,102
Service tax and other tax receivables	24,905	15,255
Other assets	7,459	7,829

Total	$59,048	$49,609